General information (Details) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018 USD ($)	Jul. 01, 2018 USD ($)	Dec. 31, 2020 USD ($) drilling_unit	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of offshore drilling units owned by the Company | drilling_unit			34
Debt due within one year			$ 6,177	$ 343
Restricted and unrestricted cash and cash equivalents	$ 2,003	$ 2,177	723	1,357	$ 1,359
Unrestricted cash and cash equivalents			526	1,115
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Income tax expense	$ 8	30	$ 5	$ (39)
Adjustment for a subsidiary related to prior years
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Income tax expense		$ 18